Capital Stock (Details Narrative) - shares	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholders' Equity Note [Abstract]
Common stock, issued	9,291,421	9,291,421	9,291,421
Common stock, outstanding	9,291,421	9,291,421	9,291,421